Share-based Payments - Award Activity Related to Stock Incentive Plans (Details) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Employee Stock Ownership Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	7,939,675	6,891,762	6,471,104
Granted (in shares)	11,152,440	5,021,627	3,944,938
Forfeited/expired before vesting (in shares)	(2,003,789)	(781,033)	(602,245)
Settled (in shares)	(3,689,575)	(3,192,681)	(2,922,035)
As of end of the year (in shares)	13,398,751	7,939,675	6,891,762
Board incentive plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	485,232	433,260	414,933
Granted (in shares)	591,508	252,647	188,695
Forfeited/expired before vesting (in shares)	(22,689)	(17,832)	0
Settled (in shares)	(234,822)	(182,843)	(170,368)
As of end of the year (in shares)	819,229	485,232	433,260